FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 2,246,231	¥ 3,683,816